Pensions and other postretirement benefits (Details 7) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Pensions [Member]
Defined Benefit Plan, Amounts That Will Be Amortized From Accumulated Other Comprehensive Income (Loss) In Next Fiscal Year [Line Items]
Estimated prior service cost that will be amortized from AOCI into net periodic benefit cost (income) over the next fiscal year	4
Estimated net actuarial gain (loss) that will be amortized from AOCI over the next fiscal year	123
Components of net periodic benefit cost (income) [Abstract]
Service costs	124	99	83
Interest costs	788	837	885
Settlement loss	3	0	0
Expected return on plan assets	(1,005)	(1,009)	(1,007)
Amortization of prior service costs	2	0	0
Recognized net actuarial loss (gain)	8	3	5
Net periodic benefit cost (income)	(80)	(70)	(34)
Other Postretirement Benefit Plans Defined Benefit [Member]
Defined Benefit Plan, Amounts That Will Be Amortized From Accumulated Other Comprehensive Income (Loss) In Next Fiscal Year [Line Items]
Estimated prior service cost that will be amortized from AOCI into net periodic benefit cost (income) over the next fiscal year	2
Components of net periodic benefit cost (income) [Abstract]
Service costs	4	3	3
Interest costs	14	16	17
Curtailment gain	(1)	(1)	(3)
Amortization of prior service costs	2	2	5
Recognized net actuarial loss (gain)	0	(2)	(3)
Net periodic benefit cost (income)	19	18	19